Supplementary Financial Statement Information - Other Non-current Assets (Details 6) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Assets, Noncurrent [Abstract]
Investment in AFSG Holdings, Inc.	$ 0.0	$ 0.0	$ 55.6
Goodwill	32.8	32.8	32.8
Deferred tax assets, non-current	62.7	62.7	138.0
Other	25.5	25.5	41.7
Other non-current assets	$ 121.0	121.0	268.1
Impairment of AFSG investment		$ 41.6	$ 0.0	$ 0.0
AFSG Holdings Inc [Member]
Investment [Line Items]
Impairment Effect on Earnings Per Share, Pretax	$ 0.23
Other Assets, Noncurrent [Abstract]
Impairment of AFSG investment	$ 41.6